Note Payable Related Party	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Note Payable Related Party
Note 6. Note Payable - Related Party

7. Note Payable – Related Party

On May 1, 2018, the Company entered into a promissory note with a trust controlled by the Company’s Chairperson, President and majority stockholder. Under the terms of the promissory note, the Company borrowed $1,285,000 at 5% annual, simple interest and was obligated to repay the principal and interest amounts on January 1, 2020. In March 2020, the parties extended the maturity date of the note to January 1, 2022. The promissory note contains standard acceleration provisions upon an event of default and the borrowing is not collateralized. The balance of the promissory note as of June 30, 2021 and December 31, 2020 was $1,285,000, and interest payable related to the promissory note as of June 30, 2021 and December 31, 2020 was $203,000and $171,000, respectively. For the three months ended June 30, 2021 and 2020, the Company incurred interest expense from the promissory note of $16,000 and for the six months ended June 30, 2021 and 2020, the Company incurred interest expense from the promissory note of $32,000.

6. Note Payable - Related Party

On May 1, 2018, the Company entered into a promissory note with a trust controlled by the Company’s Chairperson, President and majority stockholder. Under the terms of the promissory note, the Company borrowed $1,285,000 at 5% annual, simple interest and was obligated to repay the principal and interest amounts on January 1, 2020. In March 2020, the parties extended the maturity date of the note to January 1, 2022. The promissory note contains standard acceleration provisions upon an event of default and the borrowing is not collateralized. The balance of the promissory note as of December 31, 2020 and 2019 was $1,285,000, and interest payable related to the promissory note as of December 31, 2020 and 2019 was $171,000 and $107,000, respectively. For the years ended December 31, 2020, and 2019 the Company incurred interest expense from the promissory note of $64,000 and $64,000, respectively.